Schedule of Property and Equipment (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (449,233)	$ (3,489,511)	$ (3,447,308)
Net book value	51,895	403,107	36,511
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	329,605	2,560,271	2,151,472
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	75,983	590,217	590,217
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	11,594	90,057	90,057
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 83,946	$ 652,073	$ 652,073